Capital Stock (Details 1)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share
Options
Balance | Share	1,602,127	1,387,000	2,277,126
Granted | Share	200,000	476,000	265,025
Exercised | Share	(206,885)	(207,950)	(1,069,434)
Forfeited, cancelled or expired | Share	(200,600)	(52,923)	(85,717)
Balance | Share	1,394,642	1,602,127	1,387,000
Options exercisable, end of period | Share	1,044,892	1,231,127	1,387,000
Weighted average exercise price
Balance | $	$ 3.58	$ 2.37	$ 1.90
Granted | $	7.25	7.20	6.16
Exercised | $	(1.76)	(2.50)	(1.72)
Forfeited, cancelled or expired | $	(6.85)	(8.58)	(9.59)
Balance | $	3.91	3.58	2.37
Options exercisable, end of period | $	$ 2.80	$ 2.50	$ 2.37